CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Contract assets	₺ 15,348	₺ 12,076
Contract liabilities and merchant advances	₺ 638,556	₺ 360,146
Maturity term of Contract assets	1 month	1 month
Advances received from customers for marketplace transactions	₺ 380,139	₺ 216,660
Minimum
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Average delivery date	1 day
Maximum
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Average delivery date	4 days